Sales revenue (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about sales revenue [Line Items]
Revenue		$ 55,954,228	$ 48,485,561	$ 52,347,271
Domestic sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue From Sale Of Goods And Rendering Of Services Before Price Differential Adjustment		26,006,139	23,697,150	25,624,750
Increase decrease in sale price differential	[1]	2,229,953	1,048,022	441,871
Revenue		28,236,092	24,745,172	26,066,621
Foreign sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods		27,718,136	23,740,389	26,280,650
Med-distillates [Member] | Domestic sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods		9,590,326	8,553,503	10,215,224
Med-distillates [Member] | Foreign sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods			1,594,945
Gasoline and turbo fuel [Member] | Domestic sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods		6,990,187	6,092,739	6,128,208
Gasoline and turbo fuel [Member] | Foreign sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods		1,223,994	1,046,758	93,125
Services [Member] | Domestic sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from rendering of services		3,873,352	4,043,284	4,435,274
Natural Gass [Member] | Domestic sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods		1,815,754	1,988,336	1,845,345
Natural Gass [Member] | Foreign sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods		32,303	58,809	182,950
Plastic and rubber [Member] | Domestic sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods		833,982	724,708	724,392
Plastic and rubber [Member] | Foreign sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods		1,169,101	1,171,342	1,096,730
L.P.G. and propane [Member] | Domestic sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods		509,619	405,869	335,494
L.P.G. and propane [Member] | Foreign sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods		15,631	8,568	0
Crude [Member] | Foreign sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods		21,479,063	17,278,579	21,181,265
Asphalts [Member] | Domestic sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods		275,803	340,400	461,188
Other products [Member] | Domestic sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods		1,207,245	994,645	988,346
Other products [Member] | Foreign sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods		441,124	380,222	161,287
Cash flow hedging - Reclassification to profit or loss [Member] | Foreign sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods		160,772	33,074	7,646
Fuel oil [Member] | Domestic sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods			148,248
Fuel oil [Member] | Foreign sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods		1,982,408	2,158,539	2,166,469
Crude Oil's [Member] | Domestic sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods		909,871	553,666	491,279
Trading of crude [Member] | Foreign sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods		0	0	1,309,196
Diesel [Member] | Foreign sales [Member]
Disclosure of detailed information about sales revenue [Line Items]
Revenue from sale of goods		$ 1,213,740	$ 1,604,498	$ 81,982

[1]	Corresponds to the application of Decree 1880 of September 2014 and Resolution 180522 of 2010, which defined the procedure for price differentials (value generated by the difference between the parity price and the regulated price, which can be positive or negative). See Note 4.16 – Sales revenue recognition, for more details.